Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments April 30, 2020 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (98.4%)

Communication Services (13.0%)
AT&T Inc	233,000	$7,099,510
BCE Inc	101,000	4,084,440
Verizon Communications Inc	132,000	7,583,400
		18,767,350
Consumer Discretionary (3.3%)
Genuine Parts Co	15,000	1,189,200
McDonald's Corp	11,000	2,063,160
Target Corp	13,000	1,426,620
		4,678,980
Consumer Staples (26.0%)
Altria Group Inc	165,000	6,476,250
Clorox Co/The	18,000	3,355,920
Coca Cola Co/The	149,000	6,837,610
Kimberly Clark Corp	46,000	6,370,080
PepsiCo Inc	23,000	3,042,670
Philip Morris International Inc	58,000	4,326,800
Procter & Gamble Co/The	47,000	5,539,890
Walgreens Boots Alliance Inc	30,000	1,298,700
		37,247,920
Financials (6.9%)
BlackRock Inc	3,500	1,757,140
CME Group Inc	8,000	1,425,680
JPMorgan Chase & Co	28,000	2,681,280
Old Republic International Corp	95,000	1,515,250
PNC Financial Services Group Inc/The	8,000	853,360
Truist Financial Corp	20,000	746,400
Wells Fargo & Co	30,000	871,500
		9,850,610
Health Care (22.4%)
Sanofi ADR	80,000	3,746,400
AbbVie Inc	80,000	6,576,000
AMGEN INC	5,000	1,196,100
Bristol Myers Squibb Co	57,000	3,466,170
Cardinal Health Inc	30,000	1,484,400
Johnson & Johnson	49,000	7,351,960
Merck & Co Inc	45,000	3,570,300
Pfizer Inc	123,000	4,718,280
		32,109,610
Industrials (4.8%)
Illinois Tool Works Inc	11,000	1,787,500
Lockheed Martin Corp	5,500	2,139,830
3M Co	19,000	2,886,480
		6,813,810
Information Technology (8.6%)
Broadcom Inc	15,900	4,318,758
International Business Machines Corp	53,000	6,654,680
Texas Instruments Inc	12,000	1,392,840
		12,366,278
Materials (0.7%)
Air Products & Chemicals Inc	4,300	969,994
Utilities (12.7%)
American Electric Power Co Inc	45,000	3,739,950
Consolidated Edison Inc	34,000	2,679,200
Dominion Resources Inc/VA	64,000	4,936,320
Duke Energy Corp	48,000	4,063,680
NextEra Energy Inc	3,000	693,360
WEC Energy Group Inc	23,000	2,082,650
		18,195,160

TOTAL COMMON STOCKS (COST: $141,248,152)		$140,999,712

OTHER ASSETS LESS LIABILITIES (1.6%)		$2,304,730

NET ASSETS (100.0%)		$143,304,442

ADR - American Depository Receipt
PLC - Public Limited Company

INTEGRITY ENERGIZED DIVIDEND FUND
Schedule of Investments April 30, 2020 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (86.7%)

Energy (77.3%)
BP PLC ADR	15,000	$357,000
Equinor ADR	12,000	162,960
Royal Dutch Shell PLC ADR	3,000	95,910
TOTAL SA ADR	3,900	137,085
CVR Energy Inc	3,000	71,550
Chevron Corp	4,600	423,200
ConocoPhillips	2,500	105,250
Enbridge Inc	6,700	205,556
Exxon Mobil Corp	3,000	139,410
Helmerich & Payne Inc	7,000	138,390
HollyFrontier Corp	2,000	66,080
Inter Pipeline Ltd	12,000	100,349
Kinder Morgan Inc/DE	40,000	609,200
Marathon Petroleum Corp	2,000	64,160
Pembina Pipeline Corp	2,700	61,938
Phillips 66	2,000	146,340
Suncor Energy Inc	5,000	89,250
TransCanada Corp	4,000	185,440
Valero Energy Corp	1,100	69,685
Williams Cos Inc/The	25,000	484,250
		3,713,003
Industrials (2.4%)
Caterpillar Inc	1,000	116,380
Materials (4.6%)
Dow Inc	4,500	165,105
LyondellBasell Industries NV	1,000	57,950
		223,055
Utilities (2.4%)
Dominion Resources Inc/VA	1,500	115,695

TOTAL COMMON STOCKS (COST: $5,586,505)		$4,168,133

OTHER ASSETS LESS LIABILITIES (13.3%)		$636,519

NET ASSETS (100.0%)		$4,804,652

ADR - American Depository Receipt
PLC - Public Limited Company

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments April 30, 2020 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (90.2%)

Communication Services (6.1%)
AT&T Inc	40,000	$1,218,800
Walt Disney Co/The	5,000	540,750
Verizon Communications Inc	12,000	689,400
		2,448,950
Consumer Discretionary (10.9%)
Best Buy Co Inc	8,000	613,840
Home Depot Inc/The	3,500	769,405
Lowe's Cos Inc	7,200	754,200
Starbucks Corp	14,000	1,074,220
Target Corp	7,000	768,180
Yum! Brands Inc	5,000	432,150
		4,411,995
Consumer Staples (7.5%)
Campbell Soup Co	17,000	849,660
Kimberly Clark Corp	6,500	900,120
PepsiCo Inc	9,500	1,256,755
		3,006,535
Financials (11.8%)
Bank of America Corp	20,000	481,000
BlackRock Inc	2,800	1,405,712
JPMorgan Chase & Co	12,000	1,149,120
PNC Financial Services Group Inc/The	3,000	320,010
Prudential Financial Inc	8,000	498,960
S&P Global Inc	3,000	878,640
		4,733,442
Health Care (14.9%)
Becton Dickinson and Co	3,000	757,590
*Biogen Inc	2,350	697,551
Bristol Myers Squibb Co	5,000	304,050
*Edwards Lifesciences Corp	3,000	652,500
Pfizer Inc	20,000	767,200
Thermo Fisher Scientific Inc	5,000	1,673,400
UnitedHealth Group Inc	4,000	1,169,880
		6,022,171
Industrials (9.4%)
Caterpillar Inc	5,500	640,090
Deere & Co	3,800	551,228
FedEx Corp	3,500	443,695
3M Co	5,500	835,560
Waste Management Inc	8,000	800,160
Trane Technologies plc	6,000	524,520
		3,795,253
Information Technology (24.3%)
*Advanced Micro Devices Inc	15,000	785,850
Apple Inc	5,000	1,469,000
Cisco Systems Inc	10,000	423,800
HP Inc	28,000	434,280
Intel Corp	24,000	1,439,520
International Business Machines Corp	6,000	753,360
Intuit Inc	2,000	539,620
Mastercard Inc	1,000	274,970
NVIDIA Corp	4,000	1,169,120
QUALCOMM Inc	16,000	1,258,720
Visa Inc	7,000	1,251,040
		9,799,280
Materials (2.0%)
Air Products & Chemicals Inc	3,500	789,530
Utilities (3.3%)
ALLETE Inc	9,500	546,820
Exelon Corp	21,000	778,680
		1,325,500

TOTAL COMMON STOCKS (COST: $26,686,968)		$36,332,656

OTHER ASSETS LESS LIABILITIES (9.8%)		$3,933,872

NET ASSETS (100.0%)		$40,266,528

*Non-income producing
PLC - Public Limited Company

INTEGRITY HIGH INCOME FUND
Schedule of Investments April 30, 2020
	Principal	Fair
	Amount	Value
CORPORATE BONDS (94.8%)

Communication Services (15.1%)
Altice Financing SA - 144A 7.500% 05/15/2026	$200,000	$208,500
*AMC Entertainment Inc 5.750% 06/15/2025	35,000	7,875
AMC Networks Inc 5.000% 04/01/2024	55,000	53,322
CenturyLink Inc 5.625% 04/01/2025	55,000	55,000
CenturyLink Inc 5.800% 03/15/2022	40,000	40,958
CenturyLink Inc 7.500% 04/01/2024	140,000	151,900
CenturyLink Inc - 144A 4.000% 02/15/2027	55,000	53,350
CenturyLink Inc - 144A 5.125% 12/15/2026	80,000	75,800
Cincinnati Bell Inc - 144A 7.000% 07/15/2024	70,000	70,853
Cincinnati Bell Inc - 144A 8.000% 10/15/2025	10,000	10,120
Cinemark USA Inc - 144A 8.750% 05/01/2025	18,000	18,270
CSC Holdings LLC - 144A 10.875% 10/15/2025	384,000	415,085
Diamond Sports Group LLC / Diamond Sports Finance Co - 144A 5.375% 08/15/2026	40,000	30,400
DISH Network Corp 3.375% 08/15/2026	65,000	52,689
Entercom Media Corp - 144A 6.500% 05/01/2027	35,000	25,813
(4) Frontier Communications Corp 6.875% 01/15/2025	65,000	17,551
(4) Frontier Communications Corp 11.000% 09/15/2025	150,000	46,455
(4) Frontier Communications Corp - 144A 8.000% 04/01/2027	55,000	56,083
(4) Frontier Communications Corp - 144A 8.500% 04/01/2026	45,000	41,625
Gray Escrow Inc - 144A 7.000% 05/15/2027	51,000	51,255
iHeartCommunications Inc 6.375% 05/01/2026	10,752	10,161
iHeartCommunications Inc 8.375% 05/01/2027	19,489	16,043
iHeartCommunications Inc - 144A 5.250% 08/15/2027	40,000	36,300
Intelsat Jackson Holdings SA 5.500% 08/01/2023	146,000	78,110
Intelsat Jackson Holdings SA - 144A 8.000% 02/15/2024	70,000	71,876
Intelsat Jackson Holdings SA - 144A 8.500% 10/15/2024	172,000	99,760
Intelsat Jackson Holdings SA - 144A 9.750% 07/15/2025	90,000	50,850
*Lamar Media Corp 5.750% 02/01/2026	145,000	147,480
Level 3 Financing Inc 5.375% 01/15/2024	35,000	35,263
Level 3 Financing Inc 5.375% 05/01/2025	55,000	55,390
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027	25,000	21,125
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024	50,000	44,344
Meredith Corp 6.875% 02/01/2026	80,000	68,560
Midcontinent Communications / Midcontinent Finance Corp - 144A 5.375% 08/15/2027	30,000	30,324
National CineMedia LLC - 144A 5.875% 04/15/2028	25,000	17,750
Netflix Inc 4.875% 04/15/2028	95,000	101,026
Netflix Inc 5.875% 11/15/2028	56,000	63,328
Netflix Inc - 144A 4.875% 06/15/2030	60,000	63,654
Netflix Inc - 144A 5.375% 11/15/2029	40,000	43,932
Nexstar Escrow Inc - 144A 5.625% 07/15/2027	85,000	81,175
Scripps Escrow Inc - 144A 5.875% 07/15/2027	20,000	16,900
SFR Group SA - 144A 7.375% 05/01/2026	200,000	209,000
Sirius XM Radio Inc - 144A 4.625% 07/15/2024	55,000	56,078
Sprint Capital Corp 6.875% 11/15/2028	25,000	30,109
*Sprint Capital Corp 8.750% 03/15/2032	471,000	661,755
Sprint Corp 7.125% 06/15/2024	30,000	33,676
Sprint Corp 7.625% 02/15/2025	315,000	361,462
Sprint Corp 7.625% 03/01/2026	110,000	130,031
Sprint Corp 7.875% 09/15/2023	215,000	241,628
T- 144A Mobile USA Inc - 3.875% 04/15/2030	25,000	27,436
T Mobile USA Inc 4.500% 02/01/2026	30,000	30,909
T Mobile USA Inc 4.750% 02/01/2028	100,000	105,002
T Mobile USA Inc 6.375% 03/01/2025	130,000	133,412
T Mobile USA Inc 6.500% 01/15/2024	100,000	102,240
T Mobile USA Inc 6.500% 01/15/2026	120,000	126,750
TEGNA Inc - 144A 4.875% 09/15/2021	15,000	14,887
Telecom Italia Capital SA 6.000% 09/30/2034	100,000	103,590
Telecom Italia Capital SA 6.375% 11/15/2033	40,000	43,104
United States Cellular Corp 6.700% 12/15/2033	90,000	94,500
^(4) Windstream Services LLC / Windstream Finance Corp - 144A 9.000% 06/30/2025	236,000	12,390
		5,154,214
Consumer Discretionary (25.3%)
1011778 BC ULC / New Red Finance Inc - 144A 4.250% 05/15/2024	39,000	38,988
Adient US LLC - 144A 7.000% 05/15/2026	50,000	49,750
Adient US LLC - 144A 9.000% 04/15/2025	24,000	25,020
Allison Transmission Inc - 144A 5.875% 06/01/2029	30,000	29,086
Alpine Finance Merger Sub LLC - 144A 6.875% 08/01/2025	25,000	24,750
American Axle & Manufacturing Inc 6.250% 03/15/2026	100,000	74,500
American Axle & Manufacturing Inc 6.250% 04/01/2025	125,000	95,187
American Axle & Manufacturing Inc 6.500% 04/01/2027	45,000	33,863
Aramark Services Inc - 144A 5.000% 02/01/2028	75,000	72,937
Asbury Automotive Group Inc - 144A 4.500% 03/01/2028	11,000	9,237
Boyd Gaming Corp 6.000% 08/15/2026	35,000	31,675
Boyne USA Inc - 144A 7.250% 05/01/2025	65,000	65,000
Carnival Corp - 144A 11.500% 04/01/2023	50,000	52,242
CBS Radio Inc - 144A 7.250% 11/01/2024	40,000	24,800
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 03/01/2030	65,000	66,118
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028	17,000	17,454
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	415,000	430,915
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 05/01/2025	15,000	15,382
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.500% 05/01/2026	202,000	210,102
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.750% 02/15/2026	250,000	260,625
*CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.875% 04/01/2024	325,000	333,937
Cedar Fair LP - 144A 5.250% 07/15/2029	10,000	8,600
Cedar Fair LP - 144A 5.500% 05/01/2025	30,000	30,000
Cinemark USA Inc 4.875% 06/01/2023	85,000	71,400
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027	120,000	112,752
Clear Channel Worldwide Holdings Inc - 144A 9.250% 02/15/2024	173,000	144,022
Constellation Merger Sub Inc - 144A 8.500% 09/15/2025	55,000	33,825
Cooper- 144A Standard Automotive Inc - 5.625% 11/15/2026	165,000	107,262
Dana Financing Luxembourg Sarl - 144A 6.500% 06/01/2026	137,000	123,985
Dana Inc 5.375% 11/15/2027	20,000	17,650
Delphi Jersey Holdings PLC - 144A 5.000% 10/01/2025	165,000	154,275
DISH DBS Corp 5.000% 03/15/2023	128,000	121,600
DISH DBS Corp 5.875% 11/15/2024	456,000	438,599
DISH DBS Corp 7.750% 07/01/2026	130,000	128,050
Energizer Gamma Acquisition Inc - 144A 6.375% 07/15/2026	5,000	5,199
(5) Expedia Group Inc - 144A 6.250% 05/01/2025	30,000	30,594
(5) Expedia Group Inc - 144A 7.000% 05/01/2025	18,000	18,314
Extended Stay America Inc - 144A 4.625% 10/01/2027	75,000	67,875
Ford Motor Co 8.500% 04/21/2023	35,000	34,519
Ford Motor Co 9.000% 04/22/2025	35,000	34,081
Ford Motor Co 9.625% 04/22/2030	15,000	14,944
Ford Motor Credit Co LLC 4.271% 01/09/2027	200,000	170,000
Ford Motor Credit Co LLC 4.687% 06/09/2025	200,000	176,500
(5) Gap Inc/The - 144A 8.375% 05/15/2023	80,000	83,316
(5) Gap Inc/The - 144A 8.625% 05/15/2025	6,000	6,195
(5) Gap Inc/The - 144A 8.875% 05/15/2027	6,000	6,255
*General Motors Co 4.875% 10/02/2023	135,000	133,067
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	50,000	48,630
GLP Capital LP / GLP Financing II Inc 5.750% 06/01/2028	50,000	49,250
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	35,224
Hilton Domestic Operating Co Inc 4.875% 01/15/2030	5,000	4,775
Hilton Domestic Operating Co Inc 5.125% 05/01/2026	113,000	111,565
Hilton Domestic Operating Co Inc - 144A 5.375% 05/01/2025	12,000	11,925
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	18,000	18,137
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc 6.125% 12/01/2024	75,000	68,625
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.625% 04/01/2025	12,000	11,760
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027	13,000	12,605
Hughes Satellite Systems Corp 6.625% 08/01/2026	10,000	10,660
Hyatt Hotels Corp 5.375% 04/23/2025	15,000	15,259
Hyatt Hotels Corp 5.750% 04/23/2030	15,000	15,496
International Game Technology PLC - 144A 6.500% 02/15/2025	200,000	195,998
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC - 144A 5.000% 06/01/2024	25,000	25,763
L Brands Inc 6.750% 07/01/2036	50,000	36,000
LTF Merger Sub Inc - 144A 8.500% 06/15/2023	80,000	63,632
Marriott International Inc/MD 5.750% 05/01/2025	20,000	20,901
Marriott Ownership Resorts Inc 6.500% 09/15/2026	86,000	81,485
Mattel Inc - 144A 5.875% 12/15/2027	40,000	38,928
Mattel Inc - 144A 6.750% 12/31/2025	190,000	192,850
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 01/15/2028	10,000	9,400
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 09/01/2026	15,000	14,513
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.625% 05/01/2024	30,000	30,456
MGM Resorts International 4.625% 09/01/2026	35,000	31,325
MGM Resorts International 5.500% 04/15/2027	81,000	74,419
MGM Resorts International 5.750% 06/15/2025	160,000	153,602
*MGM Resorts International 6.000% 03/15/2023	245,000	238,262
(1) Neiman Marcus Group LTD LLC - 144A 8.000% 04/25/2024	126,126	29,009
^Neiman Marcus Group LTD LLC - 144A 8.000% 10/25/2024	70,000	5,600
Neiman Marcus Group LTD LLC- 144A 8.750% 10/25/2024	142,995	11,440
Newell Brands Inc 4.200% 04/01/2026	40,000	40,083
Newell Brands Inc 5.375% 04/01/2036	10,000	10,475
Nexstar Broadcasting Inc - 144A 5.625% 08/01/2024	80,000	78,200
Nielsen Finance LLC / Nielsen Finance Co - 144A 5.000% 04/15/2022	115,000	113,288
Nordstrom Inc - 144A 8.750% 05/15/2025	25,000	26,728
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026	82,000	82,533
PetSmart Inc - 144A 5.875% 06/01/2025	184,000	185,380
PetSmart Inc - 144A 8.875% 06/01/2025	50,000	48,500
Photo Holdings Merger Sub Inc - 144A 8.500% 10/01/2026	145,000	125,548
Ryman Hospitality Properties Inc - 144A 4.750% 10/15/2027	67,000	58,457
Sabre GLBL Inc - 144A 5.250% 11/15/2023	80,000	74,000
Sabre GLBL Inc - 144A 5.375% 04/15/2023	65,000	60,450
Service Corp International/US 4.625% 12/15/2027	40,000	40,888
Service Corp International/US 5.125% 06/01/2029	45,000	46,800
Service Corp International/US 5.375% 05/15/2024	15,000	15,225
Service Corp International/US 7.500% 04/01/2027	105,000	113,400
Sirius XM Radio Inc - 144A 5.375% 04/15/2025	150,000	154,688
Sirius XM Radio Inc - 144A 5.375% 07/15/2026	65,000	67,437
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024	75,000	66,015
Six Flags Entertainment Corp - 144A 5.500% 04/15/2027	30,000	25,971
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025	30,000	31,044
Staples Inc - 144A 7.500% 04/15/2026	160,000	126,400
Staples Inc - 144A 10.750% 04/15/2027	95,000	54,150
Stars Group Holdings BV / Stars Group US Co- 144A Borrower LLC - 7.000% 07/15/2026	29,000	29,812
Station Casinos LLC - 144A 4.500% 02/15/2028	115,000	92,000
Tempur Sealy International Inc 5.500% 06/15/2026	85,000	81,008
Tempur Sealy International Inc 5.625% 10/15/2023	70,000	68,950
Tenneco Inc 5.000% 07/15/2026	88,000	39,371
Tenneco Inc 5.375% 12/15/2024	35,000	15,239
(5) Vail Resorts Inc - 144A 6.250% 05/15/2025	23,000	23,719
VICI Properties LP / VICI Note Co Inc 4.250% 12/01/2026	70,000	65,421
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	35,000	32,550
VICI Properties LP / VICI Note Co Inc - 144A 4.125% 08/15/2030	20,000	18,200
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029	58,000	53,940
Videotron Ltd - 144A 5.375% 06/15/2024	45,000	47,701
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027	70,000	73,150
*Vista Outdoor Inc 5.875% 10/01/2023	135,000	127,912
William Carter Co/The - 144A 5.625% 03/15/2027	45,000	45,619
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025	180,000	160,200
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	65,000	60,938
Yum! Brands Inc - 144A 7.750% 04/01/2025	20,000	21,897
		8,605,228
Consumer Staples (3.6%)
Albertsons Cos Inc / Safeway Inc - 144A 3.500% 02/15/2023	25,000	24,500
Albertsons Cos Inc / Safeway Inc - 144A 4.625% 01/15/2027	110,000	111,100
Albertsons Cos Inc / Safeway Inc -144A 4.875% 02/15/2030	35,000	35,481
Albertsons Cos Inc / Safeway Inc - 144A 5.875% 02/15/2028	20,000	20,894
Albertsons Cos LLC / Safeway Inc 5.750% 03/15/2025	60,000	61,650
Central Garden & Pet Co 5.125% 02/01/2028	155,000	156,550
Central Garden & Pet Co 6.125% 11/15/2023	50,000	50,500
Coty Inc - 144A 6.500% 04/15/2026	40,000	33,600
Energizer Holdings Inc - 144A 7.750% 01/15/2027	125,000	132,687
(4)^ High Ridge Brands Co - 144A 8.875% 03/15/2025	60,000	600
Kraft Heinz Foods Co - 144A 4.875% 02/15/2025	40,000	41,123
Lamb Weston Holdings Inc - 144A 4.875% 11/01/2026	35,000	35,175
Performance Food Group Inc - 144A 5.500% 10/15/2027	60,000	57,001
Performance Food Group Inc - 144A 6.875% 05/01/2025	10,000	10,175
Post Holdings Inc - 144A 5.000% 08/15/2026	10,000	9,882
Post Holdings Inc - 144A 5.500% 12/15/2029	20,000	20,100
Post Holdings Inc - 144A 5.625% 01/15/2028	50,000	50,875
Post Holdings Inc - 144A 5.750% 03/01/2027	15,000	15,356
Rite Aid Corp - 144A 6.125% 04/01/2023	102,000	92,310
Rite Aid Corp - 144A 7.500% 07/01/2025	58,000	57,130
Spectrum Brands Inc 5.750% 07/15/2025	120,000	119,700
Spectrum Brands Inc - 144A 5.000% 10/01/2029	55,000	52,525
Sysco Corp 5.650% 04/01/2025	15,000	16,821
Sysco Corp 5.950% 04/01/2030	10,000	11,818
		1,217,553
Energy (7.1%)
Antero Midstream Partners LP 5.375% 09/15/2024	30,000	23,400
Antero Midstream Partners LP - 144A 5.750% 01/15/2028	60,000	44,100
Antero Resources Corp 5.125% 12/01/2022	85,000	59,288
Antero Resources Corp 5.625% 06/01/2023	35,000	20,570
Baytex Energy Corp - 144A 8.750% 04/01/2027	70,000	26,600
Blue Racer Midstream LLC - 144A 6.125% 11/15/2022	155,000	131,750
Blue Racer Midstream LLC - 144A 6.625% 07/15/2026	25,000	16,750
Boardwalk Pipelines LP 5.950% 06/01/2026	40,000	36,487
Buckeye Partners LP 3.950% 12/01/2026	30,000	27,150
Buckeye Partners LP 4.125% 12/01/2027	15,000	13,388
Buckeye Partners LP - 144A 4.125% 03/01/2025	40,000	37,000
Buckeye Partners LP - 144A 4.500% 03/01/2028	40,000	36,000
^Calfrac Holdings LP - 144A 8.500% 06/15/2026	40,000	2,000
^Carrizo Oil & Gas Inc 6.250% 04/15/2023	35,000	7,262
^Carrizo Oil & Gas Inc 8.250% 07/15/2025	20,000	3,600
Cheniere Corpus Christi Holdings LLC 5.125% 06/30/2027	35,000	34,935
Cheniere Energy Partners LP - 144A 4.500% 10/01/2029	90,000	83,025
^Chesapeake Energy Corp 5.500% 09/15/2026	15,000	750
^Chesapeake Energy Corp - 144A 11.500% 01/01/2025	69,000	2,070
Communications Sales & Leasing Inc - 144A 7.125% 12/15/2024	45,000	34,650
Covey Park Energy LLC - 144A 7.500% 05/15/2025	88,000	73,040
Crestwood Midstream Partners LP 6.250% 04/01/2023	85,000	62,050
Crestwood Midstream Partners LP - 144A 5.625% 05/01/2027	35,000	22,750
DCP Midstream Operating LP 5.375% 07/15/2025	20,000	16,150
^Denbury Resources Inc - 144A 9.250% 03/31/2022	73,000	13,140
EnLink Midstream LLC 5.375% 06/01/2029	16,000	9,920
EnLink Midstream Partners LP 4.150% 06/01/2025	10,000	6,200
EnLink Midstream Partners LP 4.400% 04/01/2024	65,000	40,950
EnLink Midstream Partners LP 4.850% 07/15/2026	25,000	15,250
(4)^ EP Energy LLC - 144A 9.375% 05/01/2024	115,000	172
(4)^ EP Energy LLC - 144A 7.750% 05/15/2026	185,000	20,350
(4)^ EP Energy LLC - 144A 8.000% 02/15/2025	25,000	37
(4)^ EP Energy LLC - 144A 8.000% 11/29/2024	40,000	100
GCI Inc 6.875% 04/15/2025	40,000	41,300
GCI LLC - 144A 6.625% 06/15/2024	30,000	31,050
Genesis Energy LP 6.250% 05/15/2026	10,000	8,350
Genesis Energy LP 7.750% 02/01/2028	41,000	34,850
Gulfport Energy Corp 6.000% 10/15/2024	35,000	17,413
^Gulfport Energy Corp 6.375% 01/15/2026	65,000	29,575
^Gulfport Energy Corp 6.375% 05/15/2025	49,000	23,040
Gulfport Energy Corp 6.625% 05/01/2023	10,000	5,400
Hess Infrastructure Partners LP 5.625% 02/15/2026	25,000	23,250
Holly Energy Partners LP - 144A 5.000% 02/01/2028	35,000	31,839
Jagged Peak Energy LLC 5.875% 05/01/2026	30,000	25,500
MEG Energy Corp - 144A 6.500% 01/15/2025	79,000	64,780
MEG Energy Corp - 144A 7.000% 03/31/2024	45,000	31,950
MEG Energy Corp - 144A 7.125% 02/01/2027	62,000	42,780
MPLX LP 4.875% 06/01/2025	25,000	24,393
^Nabors Industries Inc 5.750% 02/01/2025	60,000	13,650
Nabors Industries Ltd - 144A 7.250% 01/15/2026	30,000	11,400
Newfield Exploration Co 5.750% 01/30/2022	35,000	29,815
NGPL PipeCo LLC - 144A 4.375% 08/15/2022	45,000	45,130
NGPL PipeCo LLC - 144A 4.875% 08/15/2027	10,000	10,190
^Oasis Petroleum Inc 2.625% 09/15/2023	20,000	2,400
Oasis Petroleum Inc 6.875% 01/15/2023	83,000	10,790
^Oasis Petroleum Inc - 144A 6.250% 05/01/2026	78,000	10,140
Occidental Petroleum Corp 2.700% 08/15/2022	10,000	8,700
Parsley Energy LLC - 144A 5.250% 08/15/2025	55,000	48,537
Parsley Energy LLC - 144A 5.375% 01/15/2025	20,000	17,950
PBF Holding Co LLC - 144A 6.000% 02/15/2028	35,000	24,917
Precision Drilling Corp 6.500% 12/15/2021	1,876	1,426
Precision Drilling Corp 7.750% 12/15/2023	45,000	19,800
Precision Drilling Corp - 144A 7.125% 01/15/2026	35,000	14,000
Range Resources Corp 4.875% 05/15/2025	80,000	62,000
Sabine Pass Liquefaction LLC 5.875% 06/30/2026	15,000	16,011
SM Energy Co 5.625% 06/01/2025	30,000	8,400
SM Energy Co 6.125% 11/15/2022	53,000	21,200
SM Energy Co 6.625% 01/15/2027	34,000	9,520
Southwestern Energy Co 6.700% 01/23/2025	83,000	73,455
Southwestern Energy Co 7.500% 04/01/2026	9,000	8,077
Southwestern Energy Co 7.750% 10/01/2027	20,000	17,404
^Summit Midstream Holdings LLC 5.750% 04/15/2025	30,000	6,006
Tallgrass Energy Partners LP - 144A 5.500% 01/15/2028	55,000	37,675
Tallgrass Energy Partners LP 4.250% 11/15/2023	10,000	9,025
Tallgrass Energy Partners LP 5.000% 01/15/2028	40,000	33,400
Tallgrass Energy Partners LP 5.875% 04/15/2026	40,000	35,860
Tallgrass Energy Partners LP 6.500% 07/15/2027	108,000	97,200
Tallgrass Energy Partners LP 6.750% 03/15/2024	95,000	89,775
Tallgrass Energy Partners LP 6.875% 01/15/2029	38,000	34,850
Tesoro Logistics LP 5.250% 01/15/2025	25,000	24,996
Tesoro Logistics LP 6.250% 10/15/2022	11,000	10,990
Tesoro Logistics LP 6.375% 05/01/2024	25,000	25,514
Transocean Guardian Ltd - 144A 5.875% 01/15/2024	31,730	24,273
Transocean Inc - 144A 7.250% 11/01/2025	40,000	15,200
Transocean Inc - 144A 7.500% 01/15/2026	40,000	15,200
Transocean Inc - 144A 8.000% 02/01/2027	70,000	27,803
Transocean Pontus Ltd - 144A 6.125% 08/01/2025	38,410	31,112
(4)^ Whiting Petroleum Corp 5.750% 03/15/2021	15,000	1,500
(4)^ Whiting Petroleum Corp 6.250% 04/01/2023	40,000	3,900
(4)^ Whiting Petroleum Corp 6.625% 01/15/2026	80,000	8,000
WPX Energy Inc 5.750% 06/01/2026	24,000	21,751
WPX Energy Inc 8.250% 08/01/2023	38,000	36,480
		2,431,776
Financials (3.0%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	179,040
Ally Financial Inc 4.125% 02/13/2022	105,000	106,390
*Ally Financial Inc 4.625% 05/19/2022	115,000	117,588
Ally Financial Inc 5.750% 11/20/2025	90,000	92,250
(2) Citigroup Inc (ICE LIBOR USD 3 Month + 3.905%), 5.950% 05/15/2025	10,000	10,076
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 5.450% 06/15/2023	60,000	63,503
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 5.875% 06/15/2021	13,000	13,000
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 6.020% 06/15/2026	75,000	81,447
Financial & Risk US Holdings Inc - 144A 6.250% 05/15/2026	30,000	31,975
LPL Holdings Inc - 144A 4.625% 11/15/2027	30,000	28,650
MSCI Inc - 144A 5.375% 05/15/2027	35,000	37,712
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027	10,000	8,531
Nielsen Co Luxembourg SARL/The - 144A 5.500% 10/01/2021	20,000	19,775
PetSmart Inc - 144A 7.125% 03/15/2023	130,000	124,475
Quicken Loans Inc - 144A 5.250% 01/15/2028	10,000	9,708
Springleaf Finance Corp 5.375% 11/15/2029	30,000	24,906
Springleaf Finance Corp 6.625% 01/15/2028	24,000	21,180
Springleaf Finance Corp 7.125% 03/15/2026	45,000	42,413
WMG Acquisition Corp - 144A 4.875% 11/01/2024	10,000	10,000
		1,022,619
Health Care (12.8%)
Avantor Inc - 144A 6.000% 10/01/2024	75,000	79,088
Bausch Health Americas Inc - 144A 9.250% 04/01/2026	30,000	33,150
Bausch Health Cos Inc - 144A 5.000% 01/30/2028	36,000	34,549
Bausch Health Cos Inc - 144A 5.250% 01/30/2030	36,000	35,640
Bausch Health Cos Inc - 144A 7.000% 01/15/2028	45,000	46,687
BCPE Cycle Merger Sub II Inc - 144A 10.625% 07/15/2027	55,000	54,450
Centene Corp 3.375% 02/15/2030	55,000	55,413
Centene Corp 4.250% 12/15/2027	119,000	124,504
Centene Corp 4.625% 12/15/2029	133,000	145,635
CHS/Community Health Systems Inc - 144A 8.625% 01/15/2024	78,000	76,050
DaVita Inc 5.000% 05/01/2025	204,000	207,060
Encompass Health Corp 4.500% 02/01/2028	55,000	55,000
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026	135,000	45,141
HCA Inc 3.500% 09/01/2030	95,000	90,806
*HCA Inc 5.375% 02/01/2025	555,000	596,703
HCA Inc 5.375% 09/01/2026	76,000	82,270
HCA Inc 5.625% 09/01/2028	60,000	66,485
HCA Inc 5.875% 02/15/2026	280,000	312,984
HealthSouth Corp 5.750% 09/15/2025	55,000	55,825
HealthSouth Corp 5.750% 11/01/2024	71,000	71,355
Hill- 144A Rom Holdings Inc - 5.000% 02/15/2025	45,000	45,581
Hologic Inc - 144A 4.375% 10/15/2025	35,000	35,161
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.500% 04/15/2025	45,000	11,250
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.625% 10/15/2023	60,000	17,223
Par Pharmaceutical Inc - 144A 7.500% 04/01/2027	75,000	76,219
Prestige Brands Inc - 144A 6.375% 03/01/2024	55,000	56,512
Radiology Partners Inc - 144A 9.250% 02/01/2028	45,000	42,863
^RTSX 10.000% 04/30/2023	48,255	43,188
Tenet Healthcare Corp 4.875% 01/01/2026	305,000	300,029
Tenet Healthcare Corp 5.125% 11/01/2027	85,000	83,937
*Tenet Healthcare Corp 6.750% 06/15/2023	150,000	149,850
Tenet Healthcare Corp 7.000% 08/01/2025	20,000	18,592
Tenet Healthcare Corp - 144A 6.250% 02/01/2027	117,000	115,198
Tenet Healthcare Corp - 144A 7.500% 04/01/2025	30,000	32,265
Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025	75,000	77,963
Valeant Pharmaceuticals International Inc - 144A 5.875% 05/15/2023	5,000	4,962
Valeant Pharmaceuticals International Inc - 144A 6.125% 04/15/2025	385,000	389,813
Valeant Pharmaceuticals International Inc - 144A 6.500% 03/15/2022	20,000	20,396
Valeant Pharmaceuticals International Inc - 144A 7.000% 03/15/2024	145,000	149,111
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027	99,000	109,138
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025	290,000	316,245
		4,364,291
Industrials (9.7%)
ACCO BRANDS CORP - 144A 5.250% 12/15/2024	135,000	133,987
ADT Security Corp/The - 144A 4.875% 07/15/2032	18,000	16,020
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027	20,000	19,650
Air Medical Group Holdings Inc - 144A 6.375% 05/15/2023	70,000	65,100
Allison Transmission Inc - 144A 5.000% 10/01/2024	100,000	96,000
American Woodmark Corp - 144A 4.875% 03/15/2026	100,000	93,250
(5) Arconic Corp - 144A 6.000% 05/15/2025	48,000	48,540
Arconic Inc 5.125% 10/01/2024	10,000	9,616
Arconic Inc 5.900% 02/01/2027	95,000	91,284
Arconic Rolled Products Corp - 144A 6.125% 02/15/2028	30,000	28,125
Ashtead Capital Inc - 144A 4.125% 08/15/2025	200,000	198,000
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.250% 03/15/2025	75,000	44,250
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027	5,000	2,906
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 6.375% 04/01/2024	160,000	98,400
Bombardier Inc - 144A 7.500% 03/15/2025	90,000	58,050
BWX Technologies Inc - 144A 5.375% 07/15/2026	50,000	51,063
Clean Harbors Inc - 144A 4.875% 07/15/2027	20,000	20,650
Energizer Holdings Inc - 144A 5.500% 06/15/2025	50,000	50,580
EnPro Industries Inc 5.750% 10/15/2026	41,000	39,975
Griffon Corp 5.750% 03/01/2028	75,000	71,437
Herc Holdings Inc - 144A 5.500% 07/15/2027	115,000	107,801
Hertz Corp/The 6.250% 10/15/2022	25,000	5,688
Hertz Corp/The - 144A 5.500% 10/15/2024	148,000	30,452
Hertz Corp/The - 144A 6.000% 01/15/2028	20,000	3,450
Hertz Corp/The - 144A 7.125% 08/01/2026	80,000	16,200
Hertz Corp/The - 144A 7.625% 06/01/2022	33,000	12,540
Hexion Inc - 144A 7.875% 07/15/2027	65,000	59,475
Hillman Group Inc/The - 144A 6.375% 07/15/2022	120,000	90,600
Howmet Aerospace Inc 6.875% 05/01/2025	20,000	20,395
Iron Mountain Inc 6.000% 08/15/2023	75,000	75,750
Jeld- 144A Wen Inc - 4.625% 12/15/2025	45,000	40,045
Jeld- 144A Wen Inc - 4.875% 12/15/2027	45,000	39,713
(5) JELD- 144A WEN Inc - 6.250% 05/15/2025	25,000	25,281
Manitowoc Foodservice Inc 9.500% 02/15/2024	50,000	41,375
Masonite International Corp - 144A 5.375% 02/01/2028	50,000	47,625
Mueller Water Products Inc - 144A 5.500% 06/15/2026	25,000	25,582
PGT Escrow Issuer Inc - 144A 6.750% 08/01/2026	45,000	44,424
RBS Global Inc / Rexnord LLC - 144A 4.875% 12/15/2025	20,000	19,500
+^(3)Remington Outdoor Com	125,000	-
Sensata Technologies BV - 144A 4.875% 10/15/2023	180,000	180,900
Sensata Technologies BV - 144A 5.000% 10/01/2025	2,000	1,989
Spirit AeroSystems Inc - 144A 7.500% 04/15/2025	48,000	47,280
SPX FLOW Inc - 144A 5.625% 08/15/2024	20,000	20,150
SPX FLOW Inc - 144A 5.875% 08/15/2026	45,000	45,450
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028	90,000	88,038
Stevens Holding Co Inc - 144A 6.125% 10/01/2026	40,000	40,088
Terex Corp - 144A 5.625% 02/01/2025	120,000	108,852
TransDigm Inc - 144A 6.250% 03/15/2026	70,000	68,513
TriMas Corp - 144A 4.875% 10/15/2025	60,000	58,725
Triumph Group Inc 7.750% 08/15/2025	75,000	48,656
Triumph Group Inc - 144A 6.250% 09/15/2024	10,000	7,900
United Rentals North America Inc 4.625% 10/15/2025	70,000	68,775
United Rentals North America Inc 4.875% 01/15/2028	55,000	55,121
United Rentals North America Inc 5.500% 05/15/2027	120,000	121,200
United Rentals North America Inc 5.500% 07/15/2025	35,000	35,437
United Rentals North America Inc 5.875% 09/15/2026	35,000	35,963
United Rentals North America Inc 6.500% 12/15/2026	75,000	77,625
Wabash National Corp - 144A 5.500% 10/01/2025	90,000	73,800
Wolverine Escrow LLC - 144A 9.000% 11/15/2026	110,000	76,263
Wolverine Escrow LLC - 144A 13.125% 11/15/2027	40,000	23,600
XPO Logistics Inc - 144A 6.125% 09/01/2023	20,000	20,250
XPO Logistics Inc - 144A 6.500% 06/15/2022	68,000	68,272
		3,315,626
Information Technology (6.4%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026	64,000	63,680
Anixter Inc 5.500% 03/01/2023	25,000	25,250
Anixter Inc 6.000% 12/01/2025	30,000	30,300
Ascend Learning LLC - 144A 6.875% 08/01/2025	42,000	41,580
CDK Global Inc - 144A 5.250% 05/15/2029	27,000	27,540
CDW LLC / CDW Finance Corp 4.250% 04/01/2028	80,000	80,368
CDW LLC / CDW Finance Corp 5.000% 09/01/2025	126,000	129,150
Cogent Communications Finance Inc - 144A 5.625% 04/15/2021	70,000	69,650
Cogent Communications Group Inc - 144A 5.375% 03/01/2022	70,000	70,938
CommScope Finance LLC - 144A 6.000% 03/01/2026	125,000	125,313
CommScope Finance LLC - 144A 8.250% 03/01/2027	110,000	105,435
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025	165,000	146,834
Dell International LLC / EMC Corp 5.850% 07/15/2025	8,000	8,702
Dell International LLC / EMC Corp 6.100% 07/15/2027	15,000	16,389
Dell International LLC / EMC Corp 6.200% 07/15/2030	15,000	16,556
Entegris Inc - 144A 4.625% 02/10/2026	100,000	100,250
Gartner Inc - 144A 5.125% 04/01/2025	105,000	108,281
*Infor US Inc 6.500% 05/15/2022	275,000	275,248
Magnachip Semiconductor Corp 6.625% 07/15/2021	50,000	48,500
MTS Systems Corp - 144A 5.750% 08/15/2027	25,000	23,187
NCR Corp - 144A 5.750% 09/01/2027	80,000	80,200
NCR Corp - 144A 6.125% 09/01/2029	75,000	74,438
NCR Corp - 144A 8.125% 04/15/2025	24,000	25,440
Nuance Communications Inc 5.625% 12/15/2026	20,000	20,964
Plantronics Inc - 144A 5.500% 05/31/2023	85,000	67,345
Presidio Holdings Inc - 144A 4.875% 02/01/2027	30,000	29,550
Qorvo Inc 5.500% 07/15/2026	25,000	26,250
*Sabine Pass Liquefaction LLC 5.750% 05/15/2024	100,000	104,493
Sabine Pass Liquefaction LLC 6.250% 03/15/2022	100,000	103,176
Sabre GLBL Inc - 144A 9.250% 04/15/2025	30,000	31,638
Science Applications International Corp - 144A 4.875% 04/01/2028	15,000	14,690
Sinclair Television Group Inc - 144A 5.125% 02/15/2027	20,000	16,850
Sinclair Television Group Inc - 144A 5.625% 08/01/2024	20,000	18,244
SS&C Technologies Inc - 144A 5.500% 09/30/2027	35,000	35,875
		2,162,304
Materials (9.0%)
Alcoa Nederland Holding BV - 144A 7.000% 09/30/2026	200,000	198,000
Allegheny Technologies Inc 5.875% 12/01/2027	31,000	25,575
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 6.000% 02/15/2025	400,000	400,348
Axalta Coating Systems LLC - 144A 4.875% 08/15/2024	150,000	152,250
Berry Global Escrow Corp - 144A 4.875% 07/15/2026	90,000	91,929
BWAY Holding Co - 144A 5.500% 04/15/2024	122,000	112,508
Chemours Co/The 5.375% 05/15/2027	5,000	4,150
Chemours Co/The 6.625% 05/15/2023	80,000	74,800
Chemours Co/The 7.000% 05/15/2025	75,000	70,478
Cheniere Corpus Christi Holdings LLC 5.875% 03/31/2025	55,000	56,934
Freeport McMoRan Inc 3.875% 03/15/2023	150,000	150,120
Freeport McMoRan Inc 4.125% 03/01/2028	66,000	61,215
Freeport McMoRan Inc 4.550% 11/14/2024	15,000	15,037
GCP Applied Technologies Inc - 144A 5.500% 04/15/2026	140,000	134,750
Greif Inc - 144A 6.500% 03/01/2027	65,000	65,000
Huntsman International LLC 5.125% 11/15/2022	100,000	100,880
*INEOS Group Holdings SA - 144A 5.625% 08/01/2024	200,000	194,500
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026	120,000	123,996
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027	45,000	44,617
Mauser Packaging Solutions Holding Co - 144A 7.250% 04/15/2025	95,000	74,338
NOVA Chemicals Corp - 144A 4.875% 06/01/2024	30,000	26,925
NOVA Chemicals Corp - 144A 5.250% 06/01/2027	70,000	56,000
Novelis Corp - 144A 4.750% 01/30/2030	45,000	39,515
Novelis Corp - 144A 5.875% 09/30/2026	45,000	43,753
Rain CII Carbon LLC / CII Carbon Corp - 144A 7.250% 04/01/2025	75,000	64,200
+^(1)(3)(4) Reichhold Industries Inc - 144A .000% 05/08/2040	97,425	-
Scotts Miracle Gro Co/The 4.500% 10/15/2029	14,000	13,650
Scotts Miracle Gro Co/The 5.250% 12/15/2026	135,000	136,958
Starfruit Finco BV / Starfruit US Holdco LLC - 144A 8.000% 10/01/2026	150,000	140,475
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025	110,000	92,675
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026	200,000	205,000
Valvoline Inc - 144A 4.250% 02/15/2030	35,000	34,037
Venator Finance S.a r.l. / Venator Materials Corp - 144A 5.750% 07/15/2025	50,000	34,500
WR Grace & Co- 144A Conn - 5.625% 10/01/2024	10,000	10,025
		3,049,138
Real Estate (1.8%)
Communications Sales & Leasing Inc / CSL Capital LLC 8.250% 10/15/2023	21,000	17,424
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 6.000% 04/15/2023	30,000	27,834
Corrections Corp of America 4.625% 05/01/2023	88,000	83,160
Corrections Corp of America 5.000% 10/15/2022	25,000	24,022
Equinix Inc 5.875% 01/15/2026	100,000	103,860
ESH Hospitality Inc - 144A 5.250% 05/01/2025	75,000	70,500
GEO Group Inc/The 5.125% 04/01/2023	20,000	16,750
GEO Group Inc/The 5.875% 01/15/2022	65,000	60,125
GEO Group Inc/The 5.875% 10/15/2024	65,000	51,350
Iron Mountain Inc 5.750% 08/15/2024	5,000	4,912
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.750% 02/01/2027	37,000	37,462
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 5.000% 08/15/2027	40,000	38,196
RHP Hotel Properties LP / RHP Finance Corp 5.000% 04/15/2023	65,000	60,450
		596,045
Utilities (1.0%)
AES Corp/VA 5.500% 04/15/2025	75,000	76,875
AES Corp/VA 6.000% 05/15/2026	10,000	10,500
AmeriGas Partners LP / AmeriGas Finance Corp 5.500% 05/20/2025	40,000	40,621
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026	70,000	71,274
Calpine Corp - 144A 5.250% 06/01/2026	20,000	20,344
NRG Energy Inc 6.625% 01/15/2027	35,000	37,362
NRG Energy Inc 7.250% 05/15/2026	40,000	43,000
Vistra Operations Co LLC - 144A 5.625% 02/15/2027	47,000	49,468
		349,444

TOTAL CORPORATE BONDS (COST: $35,797,412)		$32,268,238

COMMON STOCKS (1.5%)
Communication Services (0.0%)	Shares
iHeartMedia Inc	223	$1,565

Consumer Discretionary (0.8%)
+^(3)CLAIRE'S STORES	58	$31,900
Clear Channel Outdoor Holdings Inc	4,640	4,477
VICI Properties, Inc	13,506	235,274
		271,651

Energy (0.0%)
(3)Battalion Oil Corp	424	$2,078

Health Care (0.2%)
+^(3)21ST CENTURY ONCOLOGY HOLDINGS	165	$5,660

Industrials (0.0%)
+^(3)Remington Outdoor Co	1,284	$1,525

Material (0.7%)
+^(3)Reichhold Cavman	162	$166,212
+^(3)UCI International Holdings	2,633	61,875
		228,087

TOTAL COMMON STOCK (COST: $705,852)		$510,566

CONVERTIBLE PREFERRED STOCKS (0.4%)
Consumer Discretionary (0.3%)	Shares
MYT HOLDING CO - 144A	63,473	$38,084
+^CLAIRE'S CONVERTIBLE PREFERRED EQUITY 14.000%	38	66,500
		104,584
Health Care (0.1%)
+^(3)RTSX 15.000%	207	49,959

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $109,560)		$154,543

WARRANTS (0.0%)
Communication Services (0.0%)	Shares
+^IHEART MEDIA	1,679	$10,494

Industrials (0%)
+^(3)Remington Outdoor Co	1,295	$168

TOTAL WARRANTS (COST: $39,600)		$10,662

TOTAL INVESTMENTS IN SECURITIES (COST: $36,652,424) (96.7%)		$32,944,009
OTHER ASSETS LESS LIABILITIES (3.3%)		$1,109,083

NET ASSETS (100%)		$34,053,092

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in-kind is shown in parenthesis.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2020.

(3) Non-income producing security.
(4) Issue is in default.
(5) Security is a new issue outstanding as of April 30, 2020.
+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs.
*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. See note 2. Total market value of illiquid securities amount to $603,764 representing 1.8% of net assets as of April 30, 2020.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A Securities amounts to $18,051,270, representing 53.0% of net assets as of April 30, 2020.

PLC - Public Limited Company
LIBOR - London InterBank Offered Rate

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND
Schedule of Investments April 30, 2020: (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (93.7%)

Energy (76.5%)
*Apergy Corp	55,000	$506,550
Archrock Inc	800,000	3,848,000
BP PLC ADR	30,000	714,000
Cabot Oil & Gas Corp	300,000	6,486,000
Cactus Inc	100,000	1,778,000
*Cheniere Energy Inc	90,000	4,202,100
Chevron Corp	10,000	920,000
*CNX Resources Corp	155,000	1,643,000
Concho Resources Inc	35,000	1,985,200
ConocoPhillips	69,000	2,904,900
Diamondback Energy Inc	20,000	870,800
Enbridge Inc	50,000	1,534,000
EOG Resources Inc	21,000	997,710
EQT Corp	120,000	1,750,800
Euronav NV	80,000	855,200
Exxon Mobil Corp	76,000	3,531,720
Frontline Ltd/Bermuda	65,000	608,400
Helmerich & Payne Inc	30,000	593,100
HollyFrontier Corp	87,000	2,874,480
Kinder Morgan Inc/DE	210,000	3,198,300
Marathon Petroleum Corp	30,000	962,400
*Montage Resources Corp	235,000	1,605,050
Parsley Energy Inc	340,000	3,213,000
Phillips 66	72,000	5,268,240
Pioneer Natural Resources Co	15,000	1,339,650
*ProPetro Holding Corp	90,000	381,600
Scorpio Tankers Inc	30,000	656,700
Suncor Energy Inc	60,000	1,071,000
TransCanada Corp	68,000	3,152,480
Valero Energy Corp	70,000	4,434,500
Williams Cos Inc/The	210,000	4,067,700
		67,954,580
Industrials (2.7%)
Caterpillar Inc	7,000	814,660
Union Pacific Corp	10,000	1,597,900
		2,412,560
Information Technology (1.5%)
First Solar Inc	15,000	660,150
SolarEdge Technologies Inc	6,000	669,540
		1,329,690
Utilities (13.0%)
Alliant Energy Corp	60,000	2,913,000
Exelon Corp	80,000	2,966,400
Sunnova Energy International Inc	75,000	945,000
WEC Energy Group Inc	21,000	1,901,550
Xcel Energy Inc	45,000	2,860,200
		11,586,150

TOTAL COMMON STOCKS (COST: $99,812,397)		$83,282,980

OTHER ASSETS LESS LIABILITIES (6.3%)		$5,589,813

NET ASSETS (100.0%)		$88,872,793

*Non-income producing
ADR - American Depository Receipt
PLC - Public Limited Company

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of April 30, 2020, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity Dividend Harvest Fund	Integrity Energized Dividend Fund	Integrity Growth & Income Fund	Integrity High Income Fund	Integrity Mid-North American Resources Fund
Investments at cost	$141,248,152	$5,586,505	$26,686,968	$36,652,424	$99,812,397
Unrealized appreciation	$9,597,294	$134,606	$10,627,532	$920,678	$3,954,589
Unrealized depreciation	($9,845,734)	($1,552,978)	($981,844)	($4,629,093)	($20,484,006)
Net unrealized appreciation (depreciation)*	($248,440)	($1,418,372)	$9,645,687	($3,708,415)	($16,529,417)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of April 30, 2020:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$140,999,712	$0	$0	$140,999,712
Total	$140,999,712	$0	$0	$140,999,712

Integrity Energized Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$4,168,133	$0	$0	$4,168,133
Total	$4,168,133	$0	$0	$4,168,133

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$36,332,656	$0	$0	$36,332,656
Total	$36,332,656	$0	$0	$36,332,656

Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$243,394	$0	$267,172	$510,566
Convertible Preferred Stock	0	38,084	116,459	154,543
Corporate Bonds	0	32,268,238	0	32,268,238
Warrants	0	0	10,662	10,662
Total	$243,394	$32,306,322	$394,293	$32,944,009

Integrity Mid-North American Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$83,282,980	$0	$0	$83,282,980
Total	$83,282,980	$0	$0	$83,282,980

Please refer to the Schedules of Investments for sector classification. There were no transfers into or out of Level 1 or Level 2 during the three months ended April 30, 2020. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at the three months ended April 30, 2020.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The changes of the fair value of investments during the three months ended April 30, 2020, for which the Funds have used Level 3 inputs to determine the fair value are as follow:

	Balance as		Transfer	Amortization/	Change in unrealized	Balance as
High Income Fund	of 7/31/19	Purchase	Level 1	accretion	appreciation/depreciation	of 4/30/20
Common Stock	$232,606	$6,360	($6,360)	$0	$34,566	$267,172
Convertible Preferred Stock	$101,272	$3,250		$0	$11,937	$116,459
Warrants	$26,025	$0		$0	($15,363)	$10,662

Asset Class	Fair Value at April 30, 2020	Valuation Technique	Unobservable Inputs	Range/Input	Impact to Valuation From Input Increases
Common Stock	$166,212	Market Comparable Companies	EBITDA Multiple	6.8x	Increase
	$5,660	Market Comparable Companies	EBITDA Multiple	6.3x	Increase
	$61,875	Market Comparable Transaction	Broker Quote	$23.50	Increase
	$1,525	Market Comparable Transaction	Broker Quote	$1.19	Increase
	$31,900	Market Comparable Transaction	Broker Quote	$550.00	Increase
	$267,172
Convertible Preferred Stock	$66,500	Market Comparable Transaction	Broker Quote	$1,750.00	Increase
	$49,959	Market Comparable Companies	EBITDA Multiple	6.3x	Increase
	$116,459
Warrants	$10,494	Market Comparable Transaction	Broker Quote	$6.25	Increase
	$168	Market Comparable Transaction	Broker Quote	$0.13	Increase
	$10,662

Unobservable inputs used in the fair value measurement of the Funds' investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in working capital may increase (decrease) the fair value measurement.